Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	¥ 501,676	¥ 351,147
Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Total assets	956	5,897
Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		25
Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,386
Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,411
Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,859
Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		168
Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		3,027
Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	500,720	345,250
Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	488,748	333,815
Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	4,371	1,318
Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	493,119	335,133
Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	9,082
Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		1,035
Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	10,117
Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,255	5,168
Total	9,255	5,168
Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,233	5,140
Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	22	28
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	496,370	349,436
Level 1 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		5,438
Level 1 | Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		25
Level 1 | Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,386
Level 1 | Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,411
Level 1 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,859
Level 1 | Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		168
Level 1 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		3,027
Level 1 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	496,370	343,998
Level 1 | Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	488,748	333,815
Level 1 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	21	66
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	488,769	333,881
Level 1 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	9,082
Level 1 | Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		1,035
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	10,117
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	5,306	1,711
Level 2 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Total assets	956	459
Level 2 | Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Level 2 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	4,350	1,252
Level 2 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	4,350	1,252
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	4,350	1,252
Level 2 | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,255	5,168
Total	9,255	5,168
Level 2 | Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,233	5,140
Level 2 | Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	¥ 22	¥ 28